Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserves	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance at Jun. 30, 2020	$ 20,000	$ 198,895	$ 472,223	$ (1,815,302)	$ 25,762,931	$ 24,638,747
Balance (in Shares) at Jun. 30, 2020	10,000,000
Appropriations to statutory reserves			276,039		(276,039)
Waiver of amounts due to shareholders		8,452,119				8,452,119
Deemed Distribution					(8,452,119)	(8,452,119)
Recapitalization		8,863,135			(8,863,135)
Release of reserves upon disposal of subsidiaries			(15,080)			(15,080)
Foreign currency translation adjustment				2,215,358		2,215,358
Receipt of share capital		3				3
Net income (loss)					3,665,810	3,665,810
Balance at Jun. 30, 2021	$ 20,000	17,514,152	733,182	400,056	11,837,448	30,504,838
Balance (in Shares) at Jun. 30, 2021	10,000,000
Appropriations to statutory reserves			295,962		(295,962)
Waiver of amounts due to shareholders		6,614,563				6,614,563
Recapitalization		6,973,182			(6,973,182)
Foreign currency translation adjustment				(1,108,733)		(1,108,733)
Net income (loss)					4,077,371	4,077,371
Balance at Jun. 30, 2022	$ 20,000	31,101,897	1,029,144	(708,677)	8,645,675	$ 40,088,039
Balance (in Shares) at Jun. 30, 2022	10,000,000					10,000,000
Appropriations to statutory reserves			19,975		(19,975)
Issuance of shares	$ 2,500	3,259,252				3,261,752
Issuance of shares (in Shares)	1,250,000
Foreign currency translation adjustment				(3,076,878)		(3,076,878)
Net income (loss)					(354,111)	(354,111)
Balance at Jun. 30, 2023	$ 22,500	$ 34,361,149	$ 1,049,119	$ (3,785,555)	$ 8,271,589	$ 39,918,802
Balance (in Shares) at Jun. 30, 2023	11,250,000					11,250,000